Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Short-term debt	$ 180,000	$ 130,000
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	5,918	39,619
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	13,083	2,219
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	19,001	41,838
Liabilities:
Short-term debt	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	5,428	158
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	563	337
Total assets	5,991	495
Liabilities:
Short-term debt	180,000	130,000
Total liabilities	180,000	130,000
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents:
Time deposits with original maturities less than three months	0	0
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	0	0
Money market fund	0	0
Restricted marketable securities:
Time deposits with original maturities of more than three months	0	0
Total assets	0	0
Liabilities:
Short-term debt	0	0
Total liabilities	$ 0	$ 0